Filed with the Securities and Exchange Commission on August 18, 2011

Securities Act of 1933 File No. 333-168569

Investment Company Act of 1940 File No. 811-22447

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

[X]

Pre-Effective Amendment No. __

[   ]

Post-Effective Amendment No. 14

[X]

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

[X]

Amendment No. 15

[X]

(Check Appropriate Box or Boxes)

EQUINOX FUNDS TRUST

(Exact Name of Registrant as Specified in Charter)

4020 South 147th Street

Suite 2

Omaha, Nebraska 68137

(Address of Principal Executive Offices)  (Zip Code)

Registrant’s Telephone Number, including Area Code: (609) 577-4200

The Corporation Trust Company

Corporation Trust Center

1209 Orange Street

Wilmington, Delaware 19801

(Name and Address of Agent for Service)

Copies to:

John M. Ford, Esq.

Pepper Hamilton LLP

3000 Two Logan Square

Philadelphia, PA 19103

It is proposed that this filing will become effective (check appropriate box)

[_]

immediately upon filing pursuant to paragraph (b)

[X]

on August 31, 2011 pursuant to paragraph (b)

[_]

60 days after filing pursuant to paragraph (a)(1)

[_]

on (date) pursuant to paragraph (a)(1)

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75 days after filing pursuant to paragraph (a)(2)

[_]

on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[X]

This Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.

EXPLANATORY NOTE

Post-Effective Amendment No. 2 to the Registration Statement on Form N-1A (“Amendment No. 2”) for Equinox Funds Trust (the “Registrant”) was filed pursuant to Rule 485(a)(2) under the Securities Act of 1933 on April 8, 2011 to register two new series of the Registrant.  This Post-Effective Amendment No. 14 is being filed pursuant to Rule 485(b)(1)(iii) for the purpose of designating August 31, 2011 as the new date upon which Amendment No. 2 shall become effective. This Post-Effective Amendment No. 14 incorporates by reference Parts A, B and C contained in Amendment No. 2.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 14 to its Registration Statement on Form N-1A under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 14 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized, in the City of Princeton, State of New Jersey on the 18th day of August, 2011.

EQUINOX FUNDS TRUST

By:

/s/ Robert J. Enck

Robert J. Enck, President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 14 to the Registrant’s Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the dates indicated.

/s/ David P. DeMuth*	Trustee	August 18, 2011
David P. DeMuth

/s/ Kevin R. Green*	Trustee	August 18, 2011
Kevin R. Green

/s/ Jay Moorin*	Trustee	August 18, 2011
Jay Moorin

/s/ Robert J. Enck	Trustee	August 18, 2011
Robert J. Enck

/s/ Robert J. Enck	President and Principal Executive Officer	August 18, 2011
Robert J. Enck

/s/ Vance J. Sanders	Treasurer and Principal Financial Officer	August 18, 2011
Vance J. Sanders

* By:

/s/ Robert J. Enck

Robert J. Enck

Attorney-in-Fact